LVIP American Century International Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–97.88%
Australia–2.36%
CSL Ltd.	11,220	$2,220,659
†NEXTDC Ltd.	166,768	2,017,664
		4,238,323
Brazil–0.43%
†NU Holdings Ltd. Class A	56,815	775,525
		775,525
Canada–4.00%
Canadian Pacific Kansas City Ltd.	33,973	2,905,584
†Capstone Copper Corp.	187,766	1,467,475
Intact Financial Corp.	9,365	1,798,285
†Shopify, Inc. Class A	12,637	1,012,399
		7,183,743
China–0.21%
†Trip.com Group Ltd. ADR	6,391	379,817
		379,817
Denmark–5.84%
DSV AS	5,724	1,181,718
Novo Nordisk AS Class B	71,614	8,414,168
Pandora AS	5,437	895,131
		10,491,017
France–12.17%
Air Liquide SA	22,105	4,263,265
Airbus SE	9,433	1,377,854
Bureau Veritas SA	40,563	1,344,647
Dassault Systemes SE	14,733	584,333
Edenred SE	23,932	906,289
EssilorLuxottica SA	3,109	735,762
Hermes International SCA	693	1,701,736
L'Oreal SA	4,794	2,145,515
LVMH Moet Hennessy Louis Vuitton SE	2,755	2,111,441
Publicis Groupe SA	10,968	1,198,926
Safran SA	5,690	1,337,070
Schneider Electric SE	15,851	4,167,638
		21,874,476
Germany–6.01%
adidas AG	2,935	777,241
Infineon Technologies AG	59,443	2,081,675
SAP SE	21,412	4,871,824
†Siemens Energy AG	14,456	532,152
Symrise AG	18,456	2,549,546
		10,812,438
Hong Kong–2.83%
AIA Group Ltd.	163,000	1,460,403
Hong Kong Exchanges & Clearing Ltd.	29,900	1,254,640
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Techtronic Industries Co. Ltd.	156,500	$2,377,541
		5,092,584
India–0.41%
†MakeMyTrip Ltd.	7,939	737,930
		737,930
Indonesia–0.77%
Bank Central Asia Tbk. PT	2,042,600	1,392,988
		1,392,988
Ireland–3.22%
Bank of Ireland Group PLC	121,611	1,357,774
Experian PLC	20,687	1,087,216
†James Hardie Industries PLC CDI	48,512	1,926,132
Kerry Group PLC Class A	13,587	1,408,834
		5,779,956
Israel–0.40%
†Global-e Online Ltd.	18,865	725,171
		725,171
Italy–4.27%
Davide Campari-Milano NV	208,385	1,762,924
Ferrari NV	5,982	2,794,724
Prysmian SpA	26,080	1,892,817
†Saipem SpA	555,169	1,222,685
		7,673,150
Japan–18.72%
Asics Corp.	38,300	799,710
Denso Corp.	42,500	628,518
Disco Corp.	2,600	678,198
Fast Retailing Co. Ltd.	5,900	1,946,620
Hitachi Ltd.	155,100	4,080,244
Hoya Corp.	14,600	2,009,817
Keyence Corp.	7,200	3,424,540
Kobe Bussan Co. Ltd.	57,200	1,800,472
Mitsubishi Heavy Industries Ltd.	144,300	2,125,971
NEC Corp.	20,600	1,970,777
NTT Data Group Corp.	92,100	1,649,758
Obic Co. Ltd.	29,000	1,018,153
Pan Pacific International Holdings Corp.	21,400	550,169
Recruit Holdings Co. Ltd.	28,600	1,732,218
Shin-Etsu Chemical Co. Ltd.	44,200	1,838,117
Sumitomo Mitsui Financial Group, Inc.	117,900	2,497,864
Terumo Corp.	114,800	2,156,619
Tokio Marine Holdings, Inc.	47,900	1,743,363
LVIP American Century International Fund–1

LVIP American Century International Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Electron Ltd.	5,700	$1,002,978
		33,654,106
Netherlands–4.91%
†Adyen NV	980	1,530,077
ASML Holding NV	6,940	5,759,952
Heineken NV	12,391	1,098,477
Universal Music Group NV	16,582	433,769
		8,822,275
Spain–1.92%
†Cellnex Telecom SA	33,801	1,370,699
Iberdrola SA	134,627	2,081,555
		3,452,254
Sweden–0.46%
Hexagon AB Class B	76,497	822,528
		822,528
Switzerland–7.62%
Cie Financiere Richemont SA Class A	11,808	1,866,734
DSM-Firmenich AG	17,162	2,362,193
†Galderma Group AG	9,786	908,820
Lonza Group AG	3,398	2,146,359
†On Holding AG Class A	44,144	2,213,821
Partners Group Holding AG	700	1,050,393
Sika AG	5,610	1,856,633
Zurich Insurance Group AG	2,160	1,301,079
		13,706,032
Taiwan–1.13%
Taiwan Semiconductor Manufacturing Co. Ltd.	67,000	2,026,101
		2,026,101
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–18.10%
Ashtead Group PLC	15,817	$1,223,539
AstraZeneca PLC	32,326	5,008,131
BAE Systems PLC	100,392	1,660,961
Barclays PLC	939,566	2,820,692
BP PLC	241,995	1,267,288
Compass Group PLC	68,596	2,195,524
Haleon PLC	490,662	2,577,387
London Stock Exchange Group PLC	29,814	4,073,675
National Grid PLC	135,064	1,859,911
Persimmon PLC	59,768	1,313,269
RELX PLC	70,498	3,307,314
Segro PLC	175,397	2,049,504
Unilever PLC	49,275	3,187,847
		32,545,042
United States–2.10%
CRH PLC	23,269	2,157,967
†ICON PLC	5,613	1,612,671
		3,770,638
Total Common Stock (Cost $120,322,826)		175,956,094

MONEY MARKET FUND–1.83%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.94%)	3,287,387	3,287,387
Total Money Market Fund (Cost $3,287,387)		3,287,387

TOTAL INVESTMENTS–99.71% (Cost $123,610,213)	179,243,481
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	524,776
NET ASSETS APPLICABLE TO 15,407,035 SHARES OUTSTANDING–100.00%	$179,768,257

ΔSecurities have been classified by country of origin.
†Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
CDI–Chess Depository Interest
LVIP American Century International Fund–2